Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	£ 717,353	£ 596,611
Uses	717,353	596,611
Loans and advances to customers
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	72,614	91,177
Loans and advances to banks
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	17,109	10,784
– reverse repurchase agreements-non trading
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	53,949	54,448
Cash collateral, margin and settlement accounts | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	51,858	34,907
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	21,214	9
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	79,878	83,706
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	8,729	8,626
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	5,627	6,498
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	65,522	71,862
– financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	32,604	41,300
Cash and balances with central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	131,433	108,482
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Uses	256,694	171,798
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	215,948	205,241
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	20,836	32,188
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	32,901	27,259
Debt securities in issue
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	7,268	9,428
Cash collateral, margin and settlement accounts | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	60,385	37,076
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	24,711	0
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	14,528	12,488
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	27,287	33,608
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	19,987	22,264
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	41,265	46,433
Trading liabilities | Repurchase agreements
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	8,213	7,663
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	1,773	1,637
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	31,279	37,133
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	24,016	23,715
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Sources	£ 228,221	£ 146,911